Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Supplies for Production	$ 16,879,260	$ 12,377,179
Gas	2,301,172	2,159,901
Oil	2,593,805	2,556,438
Coal	11,984,283	7,660,840
Supplies for projects and spare parts	14,861,643	21,013,620
Total	$ 31,740,903	$ 33,390,799